INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
5.	INVENTORIES

Inventories as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Raw materials	$10,967,758	$3,395,097
Work-in-process	3,007,200	1,404,362
Finished goods	10,488,184	2,202,818
	$24,463,142	$7,002,277